Annual Operating Expenses {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 1-59 - Franklin Large Cap Growth VIP Fund - Class 1	Oct. 01, 2020
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.84%